Non-cash share-based compensation - Summary of assumptions Vesting Details (Detail) - Equity awards [member] - € / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 5.59	€ 10.19	€ 8.84
Risk-free interest rate	0.00%
Share entitlement per options	€ 1	€ 1	€ 1
Expected term (in years)	6 years 1 month 24 days		6 years 3 months
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		(0.38%)	0.13%
Exercise price	€ 8.27	€ 11.06	€ 18.37
Grant date share fair value	€ 9.14	€ 11.32	€ 16
Expected volatility	61.30%	60.00%	63.30%
Expected term (in years)		5 years 9 months 10 days
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		0.09%	0.21%
Exercise price	€ 15.84	€ 18.25	€ 24.80
Grant date share fair value	€ 14.76	€ 17.80	€ 17.78
Expected volatility	62.80%	66.60%	63.40%
Expected term (in years)		6 years 3 months